Cover	Jul. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 11, 2022
Entity Registrant Name	NERDWALLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40994
Entity Tax Identification Number	45-4180440
Entity Address, Address Line One	55 Hawthorne St.
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	549-8913
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	NRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001625278
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by NerdWallet, Inc. (the Company) with the Securities and Exchange Commission (the SEC) on July 11, 2022 (the Original Form 8-K), which reported the completion of the Company’s acquisition of On the Barrelhead, Inc. (OTB). In the Original Form 8-K, the Company stated its intention to file the historical financial statements of OTB and the pro forma financial information required by parts (a) and (b) of Item 9.01 of Form 8-K not later than 71 calendar days after the date that the Original Form 8-K was required to be filed with the SEC. Pursuant to the instructions to Item 9.01 of Form 8-K, this Amendment amends the Original Form 8-K solely to provide the required financial information. This Amendment reports no other updates or amendments to the Original Form 8-K. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and OTB would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the acquisition.